27 Benefits offered to team members (Details 7) R$ in Thousands	Dec. 31, 2020 BRL (R$)
Discount Rate [member]
Disclosure of defined benefit plans [line items]
Premise change, cost of services	1.00%
Premise change, interest costs	1.00%
Premise increase, cost of services	R$ 774
Premise increase, interest costs	22
Premise reduction, cost of services	(1,017)
Premise reduction, interest costs	R$ 112
Life expectancy [member]
Disclosure of defined benefit plans [line items]
Premise change, cost of services	1.00%
Premise change, interest costs	1.00%
Premise increase, cost of services	R$ 654
Premise increase, interest costs	3,035
Premise reduction, cost of services	(543)
Premise reduction, interest costs	R$ (2,395)
Rate Of Increase In Future Pension Plan [member]
Disclosure of defined benefit plans [line items]
Premise change, cost of services	1.00%
Premise change, interest costs	1.00%
Premise increase, cost of services	R$ 116
Premise increase, interest costs	393
Premise reduction, cost of services	(120)
Premise reduction, interest costs	R$ (397)